Stock-Based Compensation - Schedule of Time-Based Unit Activity (Detail) (Time-based unit [Member], USD $)	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Time-based unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Units, Outstanding, Beginning balance	10,288,720	9,801,071
Number Of Units, Granted		1,626,000
Number Of Units, Cancelled	(33,000)	(570,426)
Number Of Units, Forfeited	(253,750)	(567,925)
Number Of Units, Replaced with common stock	(10,001,970)
Number Of Units, Outstanding, Ending balance		10,288,720	9,801,071
Weighted Average Grant Date Fair Value, Outstanding, Beginning balance	$ 0.69	$ 0.61
Weighted Average Grant Date Fair Value, Granted		$ 1.28
Weighted Average Grant Date Fair Value, Cancelled	$ 0.62	$ 0.58
Weighted Average Grant Date Fair Value, Forfeited	$ 1.24	$ 1.18
Weighted Average Grant Date Fair Value, Replaced with common stock	$ 0.67
Weighted Average Grant Date Fair Value, Outstanding, Ending balance		$ 0.69	$ 0.61
Weighted Average Remaining Contractual Life, Granted		10 years
Weighted Average Remaining Contractual Life, Cancelled	9 years 4 months 10 days	9 years 6 months 11 days
Weighted Average Remaining Contractual Life, Forfeited	9 years 8 months 5 days	9 years 9 months 11 days
Weighted Average Remaining Contractual Life, Replaced with common stock	6 years 7 months 24 days
Weighted Average Remaining Contractual Life, Outstanding		7 years 5 months 5 days	8 years 4 months 6 days